UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  8 Sound Shore Drive
          Greenwich, Connecticut 06830

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT                May 16, 2011
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


None
   ---------------------------------------------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $4,194,927
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE

                                                 FORM 13F INFORMATION TABLE
                                                        March 31, 2011



COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                           VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT    PRN CALL  DISCRETION  MNGRS    SOLE    SHARED  NONE
ADVOCAT INC                          COM        007586100      3,219    443,952  SH           Sole     NONE      443,952
AGRIUM INC                           COM        008916108     50,795    550,561  SH           Sole     NONE      550,561
ALLOS THERAPEUTICS INC               COM        019777101      1,485    470,000  SH           Sole     NONE      470,000
ANGIODYNAMICS INC                    COM        03475V101      2,297    151,900  SH           Sole     NONE      151,900
AOL INC                              COM        00184X105     45,422  2,325,775  SH           Sole     NONE    2,325,775
APACHE CORP                          COM        037411105    106,232    811,429  SH           Sole     NONE      811,429
APOLLO GROUP INC                     CL A       037604105     50,796  1,217,826  SH           Sole     NONE    1,217,826
ARQULE INC                           COM        04269E107        314     44,000  SH           Sole     NONE       44,000
BAKER HUGHES INC                     COM        057224107     57,446    782,319  SH           Sole     NONE      782,319
BIOMARIN PHARMACEUTICAL INC          COM        09061G101    123,402  4,910,542  SH           Sole     NONE    4,910,542
BOSTON SCIENTIFIC CORP               COM        101137107      4,024    559,700  SH           Sole     NONE      559,700
BP PLC                          SPONSORED ADR   055622104    108,406  2,455,962  SH           Sole     NONE    2,455,962
BROOKDALE SR LIVING INC              COM        112463104      4,200    150,000  SH           Sole     NONE      150,000
BUNGE LIMITED                        COM        G16962105    118,338  1,636,091  SH           Sole     NONE    1,636,091
CAPITAL SR LIVING CORP               COM        140475104      2,130    200,607  SH           Sole     NONE      200,607
CELGENE CORP                         COM        151020104      3,656     63,500  SH           Sole     NONE       63,500
CENOVUS ENERGY INC                   COM        15135U109     44,210  1,122,923  SH           Sole     NONE    1,122,923
CISCO SYS INC                        COM        17275R102    107,586  6,273,213  SH           Sole     NONE    6,273,213
COMCAST CORP NEW                     CL A       20030N101     55,201  2,233,065  SH           Sole     NONE    2,233,065
COVIDIEN PLC                         SHS        G2554F113    251,591  4,843,885  SH           Sole     NONE    4,843,885
ENCANA CORP                          COM        292505104    143,717  4,162,099  SH           Sole     NONE    4,162,099
EOG RES INC                          COM        26875P101     85,119    718,243  SH           Sole     NONE      718,243
EVEREST RE GROUP LTD                 COM        G3223R108    110,652  1,254,846  SH           Sole     NONE    1,254,846
EXELIXIS INC                         COM        30161Q104      1,360    120,000  SH           Sole     NONE      120,000
EXELON CORP                          COM        30161N101     71,746  1,739,716  SH           Sole     NONE    1,739,716
FLUOR CORP NEW                       COM        343412102     61,568    835,835  SH           Sole     NONE      835,835
FOSTER WHEELER AG                    COM        H27178104    156,064  4,148,430  SH           Sole     NONE    4,148,430
GENERAL ELECTRIC CO                  COM        369604103     88,061  4,392,050  SH           Sole     NONE    4,392,050
GILEAD SCIENCES INC                  COM        375558103     71,522  1,684,060  SH           Sole     NONE    1,684,060
HEALTHSOUTH CORP                   COM NEW      421924309     66,827  2,675,239  SH           Sole     NONE    2,675,239
HOSPIRA INC                          COM        441060100      1,007     18,250  SH           Sole     NONE       18,250
HUMAN GENOME SCIENCES INC            COM        444903108      3,143    114,500  SH           Sole     NONE      114,500
IMMUNOGEN INC                        COM        45253H101      2,657    292,897  SH           Sole     NONE      292,897
INSPIRE PHARMACEUTICALS INC          COM        457733103        279     70,483  SH           Sole     NONE       70,483
LILLY ELI & CO                       COM        532457108     83,531  2,375,074  SH           Sole     NONE    2,375,074
LORILLARD INC                        COM        544147101     95,468  1,004,822  SH           Sole     NONE    1,004,822
MARATHON OIL CORP                    COM        565849106    110,712  2,076,756  SH           Sole     NONE    2,076,756
MARVELL TECHNOLOGY GROUP LTD         ORD        G5876H105     37,265  2,396,460  SH           Sole     NONE    2,396,460
MERCK & CO INC NEW                   COM        58933Y105    148,853  4,509,326  SH           Sole     NONE    4,509,326
MICROSOFT CORP                       COM        594918104     67,949  2,676,193  SH           Sole     NONE    2,676,193
MOLSON COORS BREWING CO              CL B       60871R209     89,288  1,904,195  SH           Sole     NONE    1,904,195
NEWMONT MINING CORP                  COM        651639106     23,731    434,800  SH           Sole     NONE      434,800
NOBLE CORPORATION BAAR            NAMEN -AKT    H5833N103    122,691  2,689,405  SH           Sole     NONE    2,689,405
NOBLE ENERGY INC                     COM        655044105    106,940  1,106,464  SH           Sole     NONE    1,106,464
ONYX PHARMACEUTICALS INC             COM        683399109      5,231    148,700  SH           Sole     NONE      148,700
ORACLE CORP                          COM        68389X105     78,182  2,338,492  SH           Sole     NONE    2,338,492
PHILIP MORRIS INTL INC               COM        718172109    112,379  1,712,310  SH           Sole     NONE    1,712,310
PRINCIPAL FINL GROUP INC             COM        74251V102     54,558  1,699,086  SH           Sole     NONE    1,699,086
PRUDENTIAL FINL INC                  COM        744320102     76,953  1,249,643  SH           Sole     NONE    1,249,643
PUBLIC SVC ENTERPRISE GROUP          COM        744573106    127,622  4,050,213  SH           Sole     NONE    4,050,213
RITE AID CORP                        COM        767754104      1,344  1,267,500  SH           Sole     NONE    1,267,500
RURAL / METRO CORP                   COM        781748108      1,363     80,000  SH           Sole     NONE       80,000
SCHLUMBERGER LTD                     COM        806857108     15,034    161,209  SH           Sole     NONE      161,209
SEATTLE GENETICS INC                 COM        812578102      2,631    169,000  SH           Sole     NONE      169,000
TALECRIS BIOTHERAPEUTICS HLD         COM        874227101      2,546     95,000  SH           Sole     NONE       95,000
THERMO FISHER SCIENTIFIC INC         COM        883556102      3,889     70,000  SH           Sole     NONE       70,000
TIME WARNER INC                    COM NEW      887317303     60,309  1,689,332  SH           Sole     NONE    1,689,332
TORCHMARK CORP                       COM        891027104     77,932  1,172,258  SH           Sole     NONE    1,172,258
VODAFONE GROUP PLC NEW          SPONS ADR NEW   92857W209    164,504  5,721,884  SH           Sole     NONE    5,721,884
WAL MART STORES INC                  COM        931142103    161,093  3,094,957  SH           Sole     NONE    3,094,957
WASHINGTON POST CO                   CL B       939640108     66,796    152,655  SH           Sole     NONE      152,655
WESTERN UN CO                        COM        959802109     43,367  2,087,948  SH           Sole     NONE    2,087,948
WILLIS GROUP HOLDINGS PUBLIC         SHS        G96666105    174,266  4,317,787  SH           Sole     NONE    4,317,787
WRIGHT MED GROUP INC                 COM        98235T107      1,912    112,401  SH           Sole     NONE      112,401
YAMANA GOLD INC                      COM        98462Y100     70,544  5,730,587  SH           Sole     NONE    5,730,587
ZIMMER HLDGS INC                     COM        98956P102      1,574     25,998  SH           Sole     NONE       25,998
                                                           4,194,927



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